Leases - Summary of Future Minimum Lease Payments Receivable (Detail) - Future minimum lease [Member] - Mexico [Member] - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 3,160,175	$ 3,310,490	$ 3,813,070
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,478,921	1,320,582	1,368,927
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	902,437	914,749	1,109,585
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	526,668	594,693	768,681
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	138,238	368,601	390,332
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	57,803	58,594	105,303
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 56,108	$ 53,271	$ 70,242